                                    [LOGO]


                               ---------------

                                   COLONIAL
                                INTERNATIONAL
                               FUND FOR GROWTH

                               ---------------

                                ANNUAL REPORT
                               OCTOBER 31, 1995

------------------------------------------------------------------------------

                    COLONIAL INTERNATIONAL FUND FOR GROWTH
                                  HIGHLIGHTS


                     NOVEMBER 1, 1994 - OCTOBER 31, 1995

INVESTMENT OBJECTIVE: Colonial International Fund for Growth seeks long-term growth by investing primarily in non U.S. equities.

THE FUND IS DESIGNED TO OFFER:

     - Long-term growth potential

     - Diversification

PORTFOLIO MANAGER COMMENTS: "Conditions for international stocks were mixed in recent months. However, the real story is the potential for future growth - as new capital flows into emerging economies, some attractive opportunities may be created for investors."

             COLONIAL INTERNATIONAL FUND FOR GROWTH PERFORMANCE

                                        CLASS A         CLASS B         CLASS D
Inception date                          12/1/93         12/1/93          7/1/94

Total returns, assuming
reinvestment of all distributions
and no sales charge or contingent
deferred sales charge (CDSC) -
12 months                               (5.88)%         (6.50)%         (6.57)%

Net asset value per share at 10/31/95   $9.76           $9.63           $9.67


TOP FIVE HOLDINGS*                      TOP FIVE COUNTRIES*
(as of 10/31/95)                        (as of 10/31/95)
1.Thai Euro Fund                        1.Japan.........................26.4%
2.BBC Brown Boveri                      2.United Kingdom................19.5%
3.Zurich Versicherung                   3.France.........................7.5%
4.Roche Holding                         4.Germany........................6.2%
5.Polygram                              5.Switzerland....................6.1%

*There can be no guarantee the Fund will continue to hold these securities or invest in these countries in the future. The top five countries are based on total net assets.

Effective 1/1/96, Colonial Management Associates, Inc. will assume full management responsibilities for the Fund.

------------------------------------------------------------------------------

                                      2

--------------------------------------------------------------------------

                             PRESIDENT'S MESSAGE
                            TO FUND SHAREHOLDERS

[PHOTO] The performance of international stocks during the 12 months ended October 31, 1995, was disappointing. This performance was not unexpected, however, given the less than favorable economic environments in many of the international stock markets in which the Fund invests.

Of the world's equity markets, the strongest returns were posted in the United States during the Fund's most recent fiscal year. However, markets in most of the rest of the world, including Japan, the United Kingdom, and emerging markets such as Argentina and Malysia, did not fare as well. Of course, not all of our markets were affected by the malaise that was characteristic of international markets in general. Among the countries that were contending with economic problems, there were individual stocks that produced attractive returns.

Andrew Fleming, Portfolio Manager of Colonial International Fund for Growth, believes that economic growth and inflation in the world's economies will remain moderate in the months ahead. Mr. Fleming believes the most promising opportunities may be in the world's emerging markets, which may benefit from an inflow of cash from the more developed economies over the next 12 months.

Respectfully,

/s/ John A. McNeice, Jr.
-----------------------
    John A. McNeice, Jr.
    President
    December 11, 1995

--------------------------------------------------------------------------

                                      3

-------------------------------------------------------------------------

                         PORTFOLIO MANAGEMENT REPORT

ANDREW FLEMING is the Portfolio Manager of Colonial International Fund for Growth. Mr. Fleming has been affiliated with Gartmore Capital Management, Ltd., the Fund's adviser, since 1984.

QUESTIONS REMAIN ABOUT THE JAPANESE ECONOMY: Although there are some signs Japan may be ready for a modest recovery, we believe that over the short term, economic growth may remain relatively weak. The strength of the yen relative to the U.S. dollar has had a negative impact on corporate profits, making foreign products more attractively priced than their Japanese counterparts. To stimulate the economy, the Bank of Japan, the nation's central bank, lowered the official interest rate during the year, with rates reaching an all time low of 0.5% in September.

IN CONTINENTAL EUROPE, CONSUMER, BUSINESS CONFIDENCE IS LOW: Western European economies have been hurt by low levels of consumer confidence. It also appears that business confidence has deteriorated as well - there has been a significant decline in spending on capital improvements. The Bundesbank (Germany's central bank), which generally sets the interest rate trend for Europe, moved German rates lower in March, but since then has shown no inclination to make further cuts. In France, the third largest country position in the portfolio, interest rates have begun to decline. However, we believe they are not low enough to provide the stimulus needed to produce the growth required by President Chirac's budget plan.

U.K., ECONOMY SLOWING, STILL SETS PACE FOR EUROPE: Economic growth in the United Kingdom has slowed noticeably, but the economy does not appear to be sliding into a recession. Two of the signs of slower growth were the recent monthly decline in manufacturing output and retail sales. As a consequence, the Bank of England is no longer advocating higher interest rates.

RETURNS MIXED IN EMERGING MARKETS: While some of the "tigers" of the Far East, including Hong Kong, South Korea, and Taiwan, produced positive returns, other countries in the region had to contend with difficult conditions. Inflation has become a concern in Thailand, the Philippines, and Malaysia, where it is being driven by strong economic growth and higher wages and food prices. In general, corporate profits have continued to grow throughout the region.

LOOKING AHEAD: During the period, the Fund significantly underperformed the Morgan Stanley Capital International EAFE (GDP) Index, primarily due to its reliance on currency hedging. However, conditions may improve in the months ahead. Over the near term some international economies may

-------------------------------------------------------------------------


                                      4


-------------------------------------------------------------------------------
experience volatility. Some of the world's emerging markets may be a source of interesting investment opportunities. We believe that as investors gradually refocus on emerging markets, stock prices should improve.

     COLONIAL INTERNATIONAL FUND FOR GROWTH'S INVESTMENT PERFORMANCE VS.
           THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE (GDP) INDEX Change in Value of $10,000 from 12/93 - 10/95 Based on NAV, MOP and CDSC


                               CLASS A SHARES
     11/93  12/93   1/94    2/94   3/94   4/94   5/94   6/94    7/94   8/94   9/94  10/94  11/94  12/94   1/95   2/95   3/95   4/95
MOP   9425  9925   10358   10056   9463   9679   9679   9482    9755  10075   9755   9774   9331   9171   8577   8435   9492   8709
NAV  10000 10530   10990   10670  10040  10270  10270  10060   10350  10690  10350  10370   9900   9730   9100   8950   9010   9240
EAFE 10000 10722   11629   11596  11097  11568  11501  11664   11776  12055  11675  12064  11484  11556  11113  11080  11772  12215

      5/95  6/95    7/95    8/95   9/95  10/95
MOP   8756  8690    9208    9218   9321   9199
NAV   9290  9220    9770    9780   9890   9760
EAFE 12069 11858   12597   12117  12353  12021

                               CLASS B SHARES
       11/93   12/93    1/94    2/94    3/94    4/94    5/94    6/94    7/94    8/94    9/94   10/94   11/94   12/94    1/95
CDSC   10000   10530   10980   10650   10020   10240   10230   10020   10290   10630   10280   10300    9830    9650    9020
NAV    10000   10530   10980   10650   10020   10240   10230   10020   10290   10630   10280   10300    9830    9650    9020
EAFE   10000   10722   11629   11596   11097   11568   11501   11664   11776   12055   11675   12064   11484   11556   11113

        2/95    3/95   4/95    5/95     6/95    7/95   8/95    9/95    10/95
CDSC    8860    8920    9140    9190    9120    9650    9650    9760    9245
NAV     8860    8920    9140    9190    9120    9650    9650    9760    9630
EAFE   11080   11772   12215   12069   11858   12597   12117   12353   12021


A $10,000 investment in Class D shares made on July 1, 1994 (inception), at NAV would have been valued at $9,612 at 10/31/95. The same investment after deducting the applicable CDSC would have grown to $9,516 on 10/31/95.

                        AVERAGE ANNUAL TOTAL RETURNS
                   As of 9/30/95 (Most Recent Quarter End)
-------------------------------------------------------------------------------
                        CLASS A SHARES  CLASS B SHARES  CLASS D SHARES
INCEPTION                   12/1/93         12/1/93         7/1/94
                        NAV     MOP     NAV     W/CDSC    NAV     MOP w/CDSC
----------------------------------------------------------------------------
1 YEAR                  (4.44)% (9.94)% (5.06)% (9.81)%   (5.03)% (6.92)%
----------------------------------------------------------------------------
SINCE INCEPTION         (0.60)% (3.76)% (1.32)% (3.49)%   (1.99)% (2.77)%
----------------------------------------------------------------------------

The Morgan Stanley Capital International EAFE (GDP) Index is an unmanaged index that tracks the performance of international stocks.

Past performance cannot predict future results. Return and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distribution. Net asset value (NAV) return does not include sales charges or contingent deferred sales charges (CDSC). Maximum offering price (MOP) return includes the maximum sales charge $5.75% for Class A and 1% for Class D. The CDSC return reflects the maximum charge of 5.75% for class A and 1% for Class D. The CDSC return reflects the maximum charge of $5% for one year and 3% since inception for Class B shares and 1% for Class D shares.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

--------------------------------------------------------------------------------

                                     INVESTMENT PORTFOLIO

                               OCTOBER 31, 1995 (IN THOUSANDS)

    COMMON STOCKS - 96.6%                         COUNTRY        SHARES      VALUE
    --------------------------------------------------------------------------------
    CONSTRUCTION - 3.3%
     BUILDING CONSTRUCTION - 2.0%
     HongKong Land Co.                              HK             400     $   720
     Mitsui Fudosan Co.                             Ja              50         573
     Shimizu Construction Corp.                     Ja             125       1,167
                                                                           -------
                                                                             2,460
                                                                           -------
     SPECIAL TRADE CONTRACTORS - 1.3%
     Tele Danmark A/S, Series B (a)                 De              30       1,565
                                                                           -------
    --------------------------------------------------------------------------------
    FINANCE INSURANCE & REAL ESTATE - 26.5%
     DEPOSITORY INSTITUTIONS - 10.4%
     Allied Irish Bank                              UK             100         506
     Asahi Bank Ltd.                                Ja              70         699
     Australia & New Zealand Banking
      Group, Ltd.                                   Au             100         418
     Banco De Galicia Bueno ADR (a)                 Ar              15         287
     Banco Popular Espanol SA                       Sp              10       1,589
     Bank International Indonesia                   In             150         525
     Barclays PLC                                   UK             125       1,464
     Credit Commercial de France                    Fr              15         747
     Credit Local de France                         Fr              15       1,190
     Dao Heng Bank Group, Ltd.                      HK             200         733
     Deutsche Pfandbrief und
      Hypothekenbank AG (a)                         G               12         469
     Development Bank of Singapore, Ltd.            Si             100       1,146
     Shinhan Bank                                   Ko              32         751
     Shizuoka Bank                                  Ja              62         735
     Sumitomo Bank, Ltd.                            Ja              40         709
     Sumitomo Trust                                 Ja              50         578
                                                                           -------
                                                                            12,546
                                                                           -------
     HOLDING & OTHER INVESTMENT COMPANIES - 8.1%
     Amev NV                                        Ne              12         753
     Elsevier NV                                    Ne             140       1,810
     Five Arrows Chile Investment Trust             Ch             175         515
     Hong Leong Credit                              Ma             100         425
     Korea Liberalization Fund                      Ko               1         640
     Smaller Companies                              UK             750       1,505
     TR Smaller Companies                           UK             400       1,277
     Taiwan Index Fund                              Tw              35         323
     Thai Euro Fund IDR                             Th              75       2,456
                                                                           -------
                                                                             9,706
                                                                           -------

                          INVESTMENT PORTFOLIO/OCTOBER 31, 1995
    -----------------------------------------------------------------------------

     INSURANCE CARRIERS - 4.2%
     General Accident Fire and Life
      Assurance Corp. PLC                           UK             150   $  1,527
     Yasuda Fire & Marine Insurance Co.             Ja             225      1,367
     Zurich Versicherungsgesellschaft               Sz               8      2,147
                                                                         --------
                                                                            5,041
                                                                         --------
     NONDEPOSITORY CREDIT INSTITUTIONS - 0.2%
     Acom Co. Ltd.                                  Ja               8        261
                                                                         --------
     REAL ESTATE - 2.7%
     Cheung Kong Ltd.                               HK             100        564
     Land & General Holdings                        Ma             350        813
     Malaysian Resources Corp.                      Ma             450        655
     Straits Steamship Land Ltd.                    Si             250        700
     Sun Hung Kai Properties Ltd.                   HK              70        559
                                                                         --------
                                                                            3,291

     SECURITY BROKERS & DEALERS - 0.9%
     Yamaichi Securities Co. Ltd.                   Ja             200      1,050
                                                                         --------
    --------------------------------------------------------------------------------
    MANUFACTURING - 37.2%
     APPAREL - 1.4%
     Onward Kasiyama Co. Ltd.                       Ja             125      1,727
                                                                         --------
     CHEMICALS - 8.2%
     Allied Colloids Group PLC                      UK             400        837
     Bayer AG                                       G                7      1,849
     L'Oreal                                        Fr               3        612
     Nippon Sanso Corp.                             Ja             300      1,352
     Norsk Hydro AS ADR                             No              15        597
     Reliance Industries GDR                        UK              12        180
     Roche Holding AG                               Sz             (b)       2,107
     Schering AG (a)                                G               15       1,046
     Smithkline Beecham Consumer
      Brands PLC                                    UK             125       1,303
                                                                          --------
                                                                             9,884
                                                                          --------
     Electronic & Electrical Equipment - 5.5%
     Ericsson L.M. (a)                              Sw              60       1,276
     Polygram NV                                    Ne              33       2,060
     ROHM Co. Ltd.                                  Ja              24       1,453
     Samsung Electronics GDS                        Ko              13         860
     TDK Corp.                                      Ja              18         929
                                                                          --------
                                                                             6,578
                                                                          --------
     Fabricated Metal - 1.3%
     Tostem Corp. (a)                               Ja              50       1,538
                                                                          --------


                     INVESTMENT PORTFOLIO/OCTOBER 31, 1995
     -----------------------------------------------------------------------------

     COMMON STOCKS - CONT.                        COUNTRY       SHARES        VALUE
     ------------------------------------------------------------------------------
    MANUFACTURING - CONT.

     FOOD & KINDRED PRODUCTS - 4.0%
     Bass PLC                                       UK              50    $    525
     Cadbury Schweppes PLC                          UK             150       1,237
     Guinness PLC                                   UK              65         521
     LVMH Moet Hennessy Louis                       Fr              10       1,993
     Nestle SA                                      Sz               1         524
                                                                          --------
                                                                             4,801
                                                                          --------
     MACHINERY & COMPUTER EQUIPMENT - 7.6%
     Atlas Copco AB, Series A                       Sw              80       1,212
     BTR PLC                                        UK             200       1,059
     Mannesmann AG                                  G                5       1,477
     Mitsubishi Heavy Industries Ltd.               Ja             250       1,932
     NTN Corp.                                      Ja             275       1,684
     Toshiba Corp.                                  Ja             250       1,815
                                                                          --------
                                                                             9,179
                                                                          --------
     PAPER & PAPER MILLS - 0.4%
     Aracruz Celulose SA, Series B                  Br              25         231
     Inti Indorayon Utama (a)                       In             150         185
                                                                          --------
                                                                               416
                                                                          --------
     PETROLEUM REFINING - 1.2%
     British Petroleum Ltd.                         UK             200       1,472
                                                                          --------
     PRIMARY METAL - 0.6%
     Nippon Steel Co.                               Ja             200         664
                                                                          --------
     PRINTING & PUBLISHING - 1.8%
     Singapore Press Holdings Ltd. (a)              Si              48         750
     Wolters Kluwer                                 Ne              15       1,365
                                                                          --------
                                                                             2,115
                                                                          --------
     STONE, CLAY, GLASS & CONCRETE - 3.6%
     BPB Industries PLC                             UK             200         876
     Compagnie de Saint Gobain                      Fr              10       1,194
     Nippon Electric Glass Co. Ltd.                 Ja              66       1,222
     Semen Cibinong                                 In             150         393
     UBE Industries Ltd. (a)                        Ja             200         662
                                                                          --------
                                                                             4,347
                                                                          --------
     TEXTILE MILL PRODUCTS - 1.2%
     Teijin Ltd.                                    Ja             320       1,470
                                                                          --------
     TOBACCO PRODUCTS - 0.4%
     B.A.T. Industries PLC                          UK              60         492
                                                                          --------

                                      8

                     INVESTMENT PORTFOLIO/OCTOBER 31, 1995
------------------------------------------------------------------------------------
    MINING & ENERGY - 2.4%
     CRUDE PETROLEUM & NATURAL GAS - 1.3%
     Compagnie Francaise de Petroleum
      Total  B                                      Fr              25     $ 1,548
                                                                          --------
     METAL ORES - 0.6%
     CRA Ltd.                                       Au              50         769
                                                                          --------
     OIL & GAS EXTRACTION - 0.5%
     Hong Kong & China Gas Co. Ltd.                 HK             400         649
                                                                          --------

------------------------------------------------------------------------------------
     RETAIL TRADE - 4.6%
     AUTO DEALERS & GAS STATIONS - 0.9%
     Inchcape PLC                                   UK             225       1,117
                                                                          --------
     FOOD STORES - 1.6%
     Carrefour                                      FR               2       1,471
     Centros Comerciales Continente (a)             Sp              20         501
                                                                          --------
                                                                             1,972
                                                                          --------
     GENERAL MERCHANDISE STORES - 2.1%
     Argos PLC                                      UK             150       1,209
     La Rinascente SPA                              It              75         446
     Marui Co. Ltd.                                 Ja              50         867
                                                                          --------
                                                                             2,522
                                                                          --------
-----------------------------------------------------------------------------------
     SERVICES - 3.7%
     BUSINESS SERVICES - 1.4%
     Reuters Holdings PLC                           Uk             175       1,624

     ENERGY SERVICES - 1.5%
     Veba Agency                                    G               45       1,842
                                                                          --------
     ENGINEERING, ACCOUNTING,
     RESEARCH & MANAGEMENT - 0.8%
     United Engineers Ltd.                          Ma             150         933
                                                                          --------
-----------------------------------------------------------------------------------
     TRANSPORTATION, COMMUNICATION, ELECTRIC,
     GAS & SANITARY SERVICES - 17.5%
     AIR TRANSPORTATION - 3.2%
     British Airport Authority PLC                  UK             200       1,552
     Lufthansa AG                                   G                4         548
     Quantas Airways Ltd. (a)                       Au               2          41
     Singapore Airlines Ltd.                        Si             100         926
     Swire Pacific Ltd., Series A                   HK             100         750
                                                                          --------
                                                                             3,817
                                                                          --------


                     INVESTMENT PORTFOLIO/OCTOBER 31, 1995
     COMMON STOCKS - CONT.                       COUNTRY       SHARES           VALUE
---------------------------------------------------------------------------------------
    TRANSPORTATION, COMMUNICATION, ELECTRIC
    GAS & SANTIARY SERVICES - CONT.
     COMMUNICATIONS - 6.3%
     British Telecommunications PLC                 UK             200      $  1,190
     Hong Kong Telecommunications, Ltd.             HK             500           873
     Indonesian Satellite ADR (a)                   In              15           497
     Nippon Telegraph & Telephone Corp. (a)         Ja             (b)           755
     Telecom Italia Mobile SPA (a)                  It           1,000         1,685
     Telecom Italia SPA                             It             550           844
     Telecomunicacoes Brasileiras (a)               Br               6           237
     Tokyo Broadcasting System                      Ja             100         1,470
                                                                            ========
                                                                               7,551
     ELECTRIC SERVICES - 5.8%                                               ========

     BBC Brown Boveri AG                            Sz               2         2,320
     Compania Naviera Perez Companc,
       SA ADR                                       Ar              30           263
     Empresa Nacional De Electricidad               Sp              20           995
     Korea Electric Power Corp. (a)                 Ko              30         1,347
     Powergen PLC                                   UK             150         1,346
     Tokyo Electric Power                           Ja              27           716
                                                                            --------
                                                                               6,987
                                                                            --------
     MOTOR FREIGHT & WAREHOUSING - 1.2%
     Nippon Express Co. Ltd.                        Ja             180         1,464
                                                                            --------
     WATER TRANSPORTATION - 1.0%
     Nippon Yusen Kabushiki Kaish                   Ja             235         1,259
                                                                            --------
--------------------------------------------------------------------------------------
    WHOLEALE TRADE - 1.4%
     DURABLE GOODS
     Canon Sales                                    Ja              32           759
     China Steel Corp. (a)                          Tw              40           740
     Samsung Electronics GDR (a)                    Ko               1           175
                                                                            --------
                                                                               1,674
                                                                            --------

     TOTAL COMMON STOCKS (cost of $110,032)                                  116,331
                                                                            --------

     CORPORATE FIXED-INCOME BONDS - 0.5%        CURRENCY       PAR
----------------------------------------------------------------------------------------
    MANUFACTURING - 0.5%
     ELECTRONIC & ELECTRICAL EQUIPMENT
     Daewoo Electronics Co.,
     (cost of $836      3.500%   12/31/07           Ko          $  500           641
                                                                            --------


                     INVESTMENT PORTFOLIO/OCTOBER 31, 1995
WARRANTS (A) -0.1%                           COUNTRY     SHARES         VALUE
------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.1%
HOLDING & OTHER INVESTMENT COMPANIES
Five Arrows Chile Investment Trust,
expires 01/01/96                               Ch             10    $       7
Thai Euro Fund IDR,
expires 03/31/98                               Th             15           45
                                                                     --------
TOTAL WARRANTS (cost of $52)                                               52
                                                                     --------
TOTAL INVESTMENTS - 97.2% (cost of $111,820) (c)                      117,024
                                                                     --------
SHORT-TERM OBLIGATIONS - 2.6%                              PAR
------------------------------------------------------------------------------
Repurchase agreement with Bankers Trust
Securities Corp., dated 10/31/95, due 11/01/95
at 5.875%, collateralized by U.S. Treasury
notes with various maturities to 1997, market
value $3,256 (repurchase proceeds $3,190)                $ 3,189        3,189
                                                                     --------
FORWARD CURRENCY CONTRACTS - 0.3% (d)                                     333
------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET - (0.1%)                                (132)
------------------------------------------------------------------------------
NET ASSETS - 100%                                                   $ 120,414
                                                                     --------

NOTES TO INVESTMENT PORTFOLIO
------------------------------------------------------------------------------
(a) Non-income producing.
(b) Rounds to less than one.
(c) Cost for federal income tax purpose is the same.
(d) As of October 31, 1995, the Fund had entered into the following forward currency exchange contracts:

                                                              Net Unrealized
                                                               Appreciation
  Contracts            In Exchange       Settlement           (Depreciation)
  to Deliver               For              Date                 (U.S. $)
  ----------           -----------        ----------          --------------
 FF    20,000          USD  4,060          12/15/95               $  (35)
 JP 1,500,000          USD 15,164          12/15/95                   363
 SZ     3,100          USD  2,749          12/15/95                     5
                                                                  -------
                                                                  $   333
                                                                      ---


                     INVESTMENT PORTFOLIO/OCTOBER 31, 1995
-----------------------------------------------------------------------------------------
NOTES TO INVESTMENT PORTFOLIO - CONT.
-----------------------------------------------------------------------------------------
Summary of Securities by                        Country/
Country / Currency                              Currency        Value         % of Total
-----------------------------------------------------------------------------------------
Japan                                            Ja/JP         $30,877           26.4
United Kingdom                                   UK             22,823           19.5
France                                           Fr/FF           8,755            7.5
Germany                                           G              7,231            6.2
Switzerland                                      Sz/SZ           7,098            6.1
Netherlands                                      Ne              5,988            5.1
Hong Kong                                        HK              4,848            4.2
Korea                                            Ko              4,413            3.8
Singapore                                        Si              3,522            3.0
Spain                                            Sp              3,085            2.6
Italy                                            It              2,975            2.5
Malaysia                                         Ma              2,826            2.4
Thailand                                         Th              2,501            2.2
Sweden                                           Sw              2,488            2.1
Indonesia                                        In              1,600            1.4
Denmark                                          De              1,565            1.3
Australia                                        Au              1,228            1.0
Taiwan                                           Tw              1,064            0.9
Norway                                           No                597            0.5
Argentina                                        Ar                550            0.5
Chile                                            Ch                522            0.4
Brazil                                           Br                468            0.4
                                                              --------          -----
                                                              $117,024          100.0
                                                              --------          -----

     Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

     Acronym              Name
     -------              ----
     ADR                  American Depository Receipt
     GDR                  Global Depository Receipt
     GDS                  Global Depository Shares
     IDR                  International Depository Receipt




     See notes to financial statements.

                                      12

                        STATEMENT OF ASSETS & LIABILITIES
                                OCTOBER 31, 1995
   (in thousands except for per share amounts and footnotes)
   ASSETS
   Investments at value (cost $111,820)                                    $117,024
   Short-term obligations                                                     3,189
                                                                            -------
                                                                            120,213

   Cash held in foreign banks (cost $65)                      $      65
   Unrealized appreciation on forward
     currency contracts                                             333
   Receivable for:
     Fund shares sold                                               343
     Dividends                                                      192
     Foreign tax reclaims                                            83
     Interest                                                        15
   Deferred organization expenses                                    47
   Other                                                              2       1,080
       Total Assets                                             -------     -------
                                                                            121,293

   LIABILITIES
   Payable for:
     Fund shares repurchased                                        832
   Accrued:
     Deferred Trustees fees                                           1
     Other                                                           46
                                                                -------
       Total Liabilities                                                        879
                                                                            -------

   NET ASSETS                                                              $120,414
                                                                            =======
   Net asset value & redemption price per share -
   Class A ($43,354/4,442)                                                 $   9.76
                                                                            =======
   Maximum offering price per share - Class A
   ($9.76/0.9425)                                                          $  10.36 (a)
                                                                            =======
   Net asset value & offering price per share -
   Class B ($76,376/7,938)                                                 $   9.62 (b)
                                                                            =======
   Net asset value price per share - Class D
   ($684/71)                                                               $   9.67 (b)
                                                                            =======
   Maximum offering price per share - Class D
   ($9.67/0.9900)                                                          $   9.77
                                                                            =======

   (a) On sales of $50,000 or more the offering price is reduced.
   (b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


   See notes to financial statements.

                                  STATEMENT OF OPERATIONS
                           FOR THE YEAR ENDED OCTOBER 31, 1995
   (in thousands)
   INVESTMENT INCOME
   Dividends                                                              $   2,510
   Interest                                                                     150
                                                                           --------
       Total investment income (net of nonrebatable foreign
        taxes withheld at source which amounted to $407)                      2,660

   EXPENSES
   Management fee                                               $ 1,232
   Service fee                                                      341
   Distribution fee - Class B                                       646
   Distribution fee - Class D                                         5
   Transfer agent                                                   453
   Bookkeeping fee                                                   57
   Trustees fee                                                      16
   Custodian fee                                                    124
   Audit fee                                                         26
   Legal fee                                                          6
   Registration fee                                                  58
   Reports to shareholders                                           11
   Amortization of deferred
     organization expenses                                           16
   Other                                                             42
                                                                -------
                                                                              3,033
                                                                           --------
                 Net Investment Loss                                           (373)
                                                                           --------


   NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
   Net realized loss on:
   Investments                                                   (8,077)
   Foreign currency transactions                                 (2,115)
                                                                -------
          Net Realized Loss                                                 (10,192)
   Net unrealized appreciation (depreciation) during
   the period on:
   Investments                                                   (1,371)
   Foreign currency transactions                                    360
                                                                -------
          Net Unrealized Depreciation                                        (1,011)
                                                                           --------
                 Net Loss                                                   (11,203)
                                                                           --------

   Net Decrease in Net Assets From Operations                             $ (11,576)
                                                                           ========


   See notes to financial statements.


              STATEMENT OF CHANGES IN NET ASSETS
   (in thousands)                                             Year ended October 31
                                                              ---------------------
   INCREASE (DECREASE) IN NET ASSETS                             1995      1994(a)
   Operations:
   Net investment loss                                        $    (373)  $    (348)
   Net realized loss                                            (10,192)     (8,053)
   Net unrealized appreciation (depreciation)                    (1,011)      6,540
                                                               --------    --------
       Net Decrease from Operations                             (11,576)     (1,861)

   Fund Share Transactions (b):
   Receipts for shares sold - Class A                            11,416      82,748
   Cost of shares repurchased - Class A                         (26,238)    (20,156)
                                                               --------    --------
                                                                (14,822)     62,592
                                                               --------    --------
   Receipts for shares sold - Class B                            16,067     116,698
   Cost of shares repurchased - Class B                         (35,674)    (11,722)
                                                               --------    --------
                                                                (19,607)    104,976
                                                               --------    --------
   Receipts for shares sold - Class D                               229         564
   Cost of shares repurchased - Class D                             (81)          -
                                                               --------    --------
                                                                    148         564
                                                               --------    --------
       Net Increase (Decrease) from Fund Share Transactions     (34,281)    168,132
                                                               --------    --------
           Total Increase (Decrease)                            (45,857)    166,271
   NET ASSETS
   Beginning of period                                          166,271           -
                                                               --------    --------
   End of period (including accumulated net investment
     loss of $582 and $8,780, respectively)                   $ 120,414   $ 166,271
                                                               --------    --------
   NUMBER OF FUND SHARES (b)
   Sold - Class A                                                 1,208       7,941
   Repurchased - Class A                                         (2,769)     (1,938)
                                                               --------    --------
                                                                 (1,561)      6,003
                                                               --------    --------
   Sold - Class B                                                 1,711      11,182
   Repurchased - Class B                                         (3,817)     (1,138)
                                                               --------    --------
                                                                 (2,106)     10,044
                                                               --------    --------
   Sold - Class D                                                    24          55
   Repurchased - Class D                                             (8)          -
                                                               --------    --------
                                                                     16          55
                                                               --------    --------

   (a)  The Fund commenced investment operations on December 1, 1993.
   (b)  Class D shares were initially offered on July 1, 1994.



   See notes to financial statements.

                        NOTES TO FINANCIAL STATEMENTS
                               October 31, 1995

NOTE 1. ACCOUNTING POLICIES
-------------------------------------------------------------------------------
ORGANIZATION: Colonial International Fund for Growth (the Fund), a series of Colonial Trust III, is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class D. Class A shares are sold with a front-end sales charge, and Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class D shares are subject to a reduced front-end sales charge, a contingent deferred sales charge on redemptions made within one year after purchase and a continuing annual distribution fee. The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements and conform to generally accepted accounting principles.

SECURITY VALUATION AND TRANSACTIONS: Equity securities are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is is used.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Korean equity securities that have reached the limit for aggregate foreign ownership and for which premiums to the local exchange prices may be paid by foreign investors are valued by applying a broker quoted premium to the local share price.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class D distribution fees), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

                   Notes to Financial Statements/October 31, 1995

The per share data was calculated using the average shares outstanding during the period. In addition, Class B and Class D net investment income per share data reflects the distribution fee applicable to Class B and Class D shares only. Class B and Class D ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class D shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses of $77,162 in connection with it's organization, initial registration with the Securities and Exchange Commission and with various states, and the initial public offering of its shares. These expenses were deferred and are being amortized on a straight-line basis over five years.

FOREIGN CURRENCY TRANSACTIONS: The Fund has adopted Statement of Position 93-4, Foreign Currency Accounting and Financial Statement Presentation for Investment Companies. Accordingly, net realized and unrealized gains (losses) on foreign currency transactions includes the fluctuation in exchange rates on gains (losses) between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS: The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains or losses which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and

                   Notes to Financial Statements/October 31, 1995

NOTE 1.  ACCOUNTING POLICIES - CONT.
--------------------------------------------------------------------------------

unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER: Interest income is recorded on the accrual basis. Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received. The Fund may be subject to foreign taxes on income, gains on investments, or foreign currency repatriation. The Fund accrues foreign taxes as applicable based upon its current interpretation of the tax rules and regulations that exist in the markets in which it invests.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.90% annually of the Fund's average net assets. Gartmore Capital Management, Ltd. (the Sub-Adviser) furnished the Fund with investment management. Effective January 1, 1996, Colonial Management Associates, Inc. will assume full management responsibilities for the Fund.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services and receives a monthly fee equal to 0.25% annually of the Fund's average net assets and receives a reimburse- ment for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. For the year ended October 31, 1995, the Fund has been advised that the Distributor retained net underwriting discounts of $23,792 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $569,410 and $214, on Class B and Class D share redemptions, respectively.

                   Notes to Financial Statements/October 31, 1995
--------------------------------------------------------------------------------
The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B and Class D shares.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.50% annually of the Fund's average net assets.

For the year ended October 31, 1995, the Fund's operating expenses did not exceed the 1.50% expense limit.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the the Fund's assets.

NOTE 3.  PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the year ended October 31, 1995, purchases and sales of investments, other than short-term obligations, were $46,250,132 and $82,395,043, respectively.

Unrealized appreciation (depreciation) at October 31, 1995, based on cost of investments for both financial statement and federal income tax purposes was:

    Gross unrealized appreciation            $12,293,908
    Gross unrealized depreciation             (7,089,791)
                                             -----------
            Net unrealized appreciation      $ 5,204,117
                                             ===========

CAPITAL LOSS CARRYFORWARDS: At October 31, 1995, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                YEAR OF          CAPITAL LOSS
               EXPIRATION        CARRYFORWARD
               ----------        ------------
                 2003             $9,862,000

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

                   Notes to Financial Statements/October 31, 1995
--------------------------------------------------------------------------------

OTHER: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.


NOTE 4. COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------

At October 31, 1995, net assets consisted of:
  Capital paid in                                $125,273
  Accumulated net investment loss                   (582)
  Accumulated net realized loss                   (9,806)
  Net unrealized appreciation on:
    Investments                                     5,204
    Foreign currency transactions                     325
                                                 --------
                                                 $120,414
                                                 ========

                                               FINANCIAL HIGHLIGHTS (a)

Selected data for a share of each class outstanding throughout each period are as follows:

                                                Year ended October 31               Period ended October 31
                                          -------------------------------     -------------------------------------
                                                         1995                                  1994 (b)
                                          Class A      Class B    Class D     Class A      Class B      Class D (c)
                                          -------      -------    -------     -------      -------     ------------
Net asset value -
   Beginning of period                    $10.370      $10.300    $10.350     $10.000       $10.000     $10.060
                                          -------      -------    -------     -------       -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
   income                                   0.019       (0.052)    (0.052)      0.013        (0.058)     (0.037)
Net realized and
unrealized gain (loss)                     (0.629)      (0.628)    (0.628)      0.357         0.358       0.327
                                          -------      -------    -------     -------       -------     -------
   Total from Investment
      Operations                           (0.610)      (0.680)    (0.680)      0.370         0.300       0.290
                                          -------      -------    -------     -------       -------     -------
Net asset value -
   End of period                           $9.760       $9.620     $9.670     $10.370       $10.300     $10.350
                                          =======      =======    =======     =======       =======     =======
Total return (d)                          (5.88)%      (6.60)%    (6.57)%      3.70%(f)      3.00%(f)    2.88%(f)
                                          =======      =======    =======     =======       =======     =======

RATIOS TO AVERAGE NET ASSETS
Expenses                                     1.74%(e)     2.49%(e    2.49%(e)    1.71%(g)      2.46%(g)    2.46%(g)
Net investment income                        0.20%(e)    (0.55)%(e) (0.55)%(e)   0.14%(g)     (0.61)%(g) (0.61)%(g)
Portfolio turnover                             35%          35%        35%         51%(g)        51%(g)      51%(g)
Net assets at end
of period (000)                           $43,354      $76,376       $684     $62,251      $103,450        $570


(a) Per share data was calculated using average shares outstanding during the period.
(b) The Fund commenced investment operations on December 1, 1993.
(c) Class D shares were initially offered on July 1, 1994.  Per share amounts reflect activity from that date.
(d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(e) The benefits derived from custody credits and directed brokerage arrangements, if any, had no impact on the Fund's gross expense ratio.
(f) Not annualized.
(g) Annualized.

                                      21

                      REPORT OF INDEPENDENT ACCOUNTANTS

        TO THE TRUSTEES OF COLONIAL TRUST III AND THE SHAREHOLDERS OF
                    COLONIAL INTERNATIONAL FUND FOR GROWTH


        In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial International Fund for Growth (a series of Colonial Trust III) at October 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at October 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Boston, Massachusetts
December 11, 1995

                   IMPORTANT INFORMATION ABOUT THIS REPORT


The Transfer Agent for Colonial International Fund for Growth is:

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611


Colonial International Fund for Growth mails one shareholder report to each shareholder address. If you would like more than one report, please call our Literature Department at 1-800-248-2828 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial International Fund for Growth. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.

[LOGO] COLONIAL
       MUTUAL FUNDS
       Mutual Funds for
       Planned Portfolios

--------------------------------------------------------------------------------
                                   TRUSTEES


ROBERT J. BIRNBAUM
Trustee (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Trustee (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Trustee (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Dean, College of Business and Management, University of Maryland (formerly Dean, Simon Graduate School of Business, University of Rochester, Chairman and Chief Executive Officer, C.S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JOHN A. McNEICE, JR.
Chairman of the Board and Director, The Colonial Group, Inc. and Colonial Management Associates, Inc. (formerly Chief Executive Officer, The Colonial Group, Inc. and Colonial Management Associates, Inc.)

JAMES L. MOODY, JR.
Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation

             COLONIAL INVESTMENT SERVICES, INC. [COPYRIGHT] 1995
     One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                           IN-02/419B-1095 (12/95)

--------------------------------------------------------------------------------
                                                [LOGO] Printed on recycled paper